Related Party Transactions (Details Narrative) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Related Party Transaction [Line Items]
Restricted stock granted for compensation, shares	7,500,000
Stock based compensation	$ 24,273,137	$ 0
Accrued payroll	407,990		$ 1,616,090
Repayment of related party debt	$ 9,900
Option Grants [Member] | Mr. Faulkner And Mr. Wajcenberg [Member]
Related Party Transaction [Line Items]
Exercise price	$ 0.005
Dr Adler [Member]
Related Party Transaction [Line Items]
Annual salary	$ 400,000
Options granted	385,789,700
Faulkner And Wajcenberg [Member]
Related Party Transaction [Line Items]
Stock granted for compensation, shares	257,193,133
Faulkner And Wajcenberg [Member] | Accrued Salaries 1 [Member]
Related Party Transaction [Line Items]
Accrued salary amount satisfied	$ 769,989
Restricted stock granted for compensation, shares	256,660,163
Faulkner And Wajcenberg [Member] | Accrued Salaries 1 [Member] | 2022 Options [Member]
Related Party Transaction [Line Items]
Stock granted for compensation, shares	76,619,603
Faulkner And Wajcenberg [Member] | Accrued Salaries 1 [Member] | 2023 Options [Member]
Related Party Transaction [Line Items]
Stock granted for compensation, shares	77,000,000
Faulkner And Wajcenberg [Member] | Removal Of Vesting Conditions [Member] | Options Granted [Member]
Related Party Transaction [Line Items]
Stock based compensation	$ 21,679,711
Faulkner And Wajcenberg [Member] | Accrued Salaries 2 [Member]
Related Party Transaction [Line Items]
Accrued salary amount satisfied	$ 50,000
Faulkner And Wajcenberg [Member] | Accrued Salaries 2 [Member] | January 2022 Grants [Member]
Related Party Transaction [Line Items]
Stock granted for compensation, shares	31,979,352
Faulkner And Wajcenberg [Member] | Accrued Salaries 2 [Member] | September 2022 Grants [Member]
Related Party Transaction [Line Items]
Stock granted for compensation, shares	76,619,303
Faulkner And Wajcenberg [Member] | Accrued Salaries 2 [Member] | 2023 Grants [Member]
Related Party Transaction [Line Items]
Stock granted for compensation, shares	77,000,000
Wajcenberg [Member]
Related Party Transaction [Line Items]
Annual salary	$ 400,000
[custom:BonusAvailable]	150,000
Faulkner [Member]
Related Party Transaction [Line Items]
Annual salary	400,000
[custom:BonusAvailable]	150,000
Executive Officers [Member]
Related Party Transaction [Line Items]
Loan payable	22,825		$ 32,725
Repayment of related party debt	$ 9,900